UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2010


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        11/11/2010
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     34

Form 13F Information Table Value Total:               $265,318

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/2010


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AFLAC INC COM STK	  COM	 001055102    10,742	207,734	 SH	  Shared-defined  1234	    207,734
AMERICAN EQUITY
 INVESTMENT LIF COM STK	  COM	 025676206     6,216	607,056	 SH	  Shared-defined   123	    607,056
CAREER ED CORP COM STK	  COM	 141665109     5,121	238,515	 SH	  Shared-defined  1234	    238,515
CASH STORE
 FINL SVCS INC COM	  COM	 14756F103	 862	 57,498	 SH	  Shared-defined   123	    57,498
CATHAY GEN
 BANCORP COM STK	  COM	 149150104     7,052	593,064	 SH	  Shared-defined  1234	    593,064
EPIQ SYSTEMS INC	  COM	 26882D109     6,281	512,286	 SH	  Shared-defined   123	    512,286
E TRADE FINL
 CORP COM STK	          COM	 269246401    11,421	783,860	 SH	  Shared-defined  1234	    783,860
ENCORE CAP
 GROUP INC COM STK	  COM	 292554102    12,230	678,692	 SH	  Shared-defined   123	    678,692
ENVESTNET INC		  COM	 29404K106     8,920	852,759	 SH	  Shared-defined   123	    852,759
EVERCORE PARTNERS
 INC-CL A COM		  COM	 29977A105     8,383	293,000	 SH	  Shared-defined   123	    293,000
FRANKLIN
 RESOURCES INC. COM STK	  COM	 354613101     9,007	 84,255	 SH	  Shared-defined  1234	     84,255
GENWORTH FINANCIAL INC	  COM	 37247D106     8,457	692,040	 SH	  Shared-defined  1234	    692,040
HARTFORD FINL SVCS
 GROUP INC COM STK	  COM	 416515104     6,877	299,634	 SH	  Shared-defined  1234	    299,634
LENDER PRC SR		  COM	 52602E102    12,913	388,590	 SH	  Shared-defined  1234	    388,590
MARKETAXESS		  COM	 57060D108     4,863	286,386	 SH	  Shared-defined   123	    286,386
METROCORP BANCSHARES
 INC COM STK		  COM	 591650106     1,508	554,409	 SH	  Shared-defined   123	    554,409
MOLINA HEALTHCARE
 INC COM STK		  COM	 60855R100     9,393	348,029	 SH	  Shared-defined  1234	    348,029
NELNET INC CL A COM STK	  COM	 64031N108     7,283	318,308	 SH	  Shared-defined   123	    318,308
PORTFOLIO RECOVERY
 ASSOCS INC COM STK	  COM	 73640Q105    12,234	189,204	 SH	  Shared-defined  1234	    189,204
PRUDENTIAL FINL
 INC INTERNOTES COM STK	  COM	 744320102     3,901	 72,000	 SH	  Shared-defined  1234	     72,000
RAYMOND JAMES FINL
 INC COM STK		  COM	 754730109     3,800	150,000	 SH	  Shared-defined  1234	    150,000
REINSURANCE GROUP
 AMER INC CL A COM STK	  COM	 759351604     9,408	194,829	 SH	  Shared-defined  1234	    194,829
SEABRIGHT HOLDINGS INC	  COM	 811656107     9,936  1,232,787	 SH	  Shared-defined   123	  1,232,787
STANCORP FINL GROUP
 INC COM STK		  COM	 852891100	 864	 22,725	 SH	  Shared-defined  1234	     22,725
STERLING BANCSHARES
 INC COM STK		  COM	 858907108	 180	 33,530	 SH	  Shared-defined   123	     33,530
THL CREDIT INC		  COM	 872438106    12,554  1,065,719	 SH	  Shared-defined  1234	  1,065,719
TEXAS CAP BANCSHARES
 INC COM STK		  COM	 88224Q107     2,779	160,918	 SH	  Shared-defined   123	    160,918
US BANCORP COM		  COM	 902973304    12,876	595,565	 SH	  Shared-defined  1234	    595,565
VISA INC CLASS A COM STK  COM	 92826C839    17,576	236,680	 SH	  Shared-defined  1234	    236,680
WELLS FARGO COMPANY	  COM	 949746101    11,331	451,151	 SH	  Shared-defined  1234	    451,151
ARGO GROUP INTERNATIONAL
 HOLDI COM STK		  COM	 G0464B107     6,808	195,971	 SH	  Shared-defined  1234	    195,971
ASSURED GUARANTY LTD
 (BERMUDA) COM STK	  COM	 G0585R106     6,462	377,654	 SH	  Shared-defined  1234	    377,654
LAZARD LTD COM		  COM	 G54050102     7,213	205,613	 SH	  Shared-defined  1234	    205,613
TEXTAINER GROUP HOLD	  COM	 G8766E109     9,867	369,001	 SH	  Shared-defined  1234	    369,001

			    		     265,318